Annual Fund Operating Expenses - Blackstone Alternative Multi-Strategy Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.90%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.62%
Component2 Other Expenses	0.62%
Other Expenses (as a percentage of Assets):	1.24%
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	3.85%	[3]
Fee Waiver or Reimbursement	(0.08%)	[4]
Net Expenses (as a percentage of Assets)	3.77%
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.90%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.62%
Component2 Other Expenses	0.62%
Other Expenses (as a percentage of Assets):	1.24%
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	4.10%	[3]
Fee Waiver or Reimbursement	(0.08%)	[4]
Net Expenses (as a percentage of Assets)	4.02%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.90%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.62%
Component2 Other Expenses	0.77%
Other Expenses (as a percentage of Assets):	1.39%
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	4.00%	[3]
Fee Waiver or Reimbursement	(0.08%)	[4]
Net Expenses (as a percentage of Assets)	3.92%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.90%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.62%
Component2 Other Expenses	0.52%
Other Expenses (as a percentage of Assets):	1.14%
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	3.75%	[3]
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	3.75%

[1]	Includes management fees paid by the Subsidiaries (as defined below under “Principal Investment Strategies”).
[2]
“Acquired Fund Fees and Expenses” refers to fees and expenses of the Investment Funds (as defined below) incurred indirectly by the Fund through its investments in the Investment Funds. The most significant components of Acquired Fund Fees and Expenses are the performance and management fees of the Investment Funds.

[3]
Total annual fund operating expenses do not correspond to the ratios of expenses to average net assets provided in the Fund’s most recent annual report, which do not include acquired fund fees and expenses.

[4]
Through August 31, 2027, Blackstone Alternative Investment Advisors LLC (the “Adviser”) has agreed to waive its fees and/or reimburse/recoup expenses of the Fund so that, for any calendar month, certain of the Fund’s expenses, together with the Fund’s management fees, will not exceed 2.40% annualized (for Class D, Class I and Class Y Shares) and 2.55% annualized (for Class R Shares). The Fund has agreed to repay any waived fees or reimbursed expenses within the three year period after the Adviser’s waiver or reimbursement when and if requested by the Adviser, but only to the extent that repayment would not cause these expenses and management fees to exceed, for any given month, the lesser of (a) the annualized expense limits in place at the time such amounts were waived or reimbursed, and (b) any other relevant expense limits then in effect with respect to the Fund. These waiver/reimbursement and recoupment arrangements cannot be terminated before August 31, 2027 without the consent of the Fund’s board of trustees (the “Board of Trustees”). The waiver/reimbursement and recoupment arrangements relate to all expenses incurred in the business of the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (for each, as determined in the sole discretion of the Adviser) (together, the “Specified Expenses”).